Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Voyage revenues (Note 15)	$ 1,427,423	$ 693,241	$ 821,365
Expenses
Voyage expenses (Notes 3 and 16)	226,111	200,058	222,962
Charter-in hire expenses (Note 3)	14,565	32,055	126,813
Vessel operating expenses (Note 16)	208,661	178,543	160,062
Dry docking expenses	30,986	23,519	57,444
Depreciation (Note 5)	152,640	142,293	124,280
Management fees (Notes 3 and 9)	19,489	18,405	17,500
General and administrative expenses (Note 3)	39,500	31,881	34,819
Impairment loss (Notes 5 and 17)	0	0	3,411
(Gain)/Loss on time charter agreement termination	(1,102)	0	0
Other operational loss	2,214	1,513	110
Other operational gain	(2,110)	(3,231)	(2,423)
Provision for doubtful debts	629	373	1,607
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 17)	(3,564)	(16,156)	(4,411)
(Gain)/Loss on sale of vessels (Note 5)	0	0	5,493
Total operating expenses	688,019	609,253	747,667
Operating income / (loss)	739,404	83,988	73,698
Other Income/ (Expenses):
Interest and finance costs (Note 7)	(56,036)	(69,555)	(87,617)
Interest and other income/(loss)	315	267	1,299
Loss on debt extinguishment (Note 7)	(3,257)	(4,924)	(3,526)
Total other expenses, net	(58,978)	(74,212)	(89,844)
Income / (loss) before taxes and equity in income of investee	680,426	9,776	(16,146)
Income taxes (Note 13)	(16)	(152)	(109)
Income/(Loss) before equity in income of investee	680,410	9,624	(16,255)
Equity in income / (loss) of investee	120	36	54
Net income/(loss)	$ 680,530	$ 9,660	$ (16,201)
Earnings / (Loss) per share, basic	$ 6.73	$ 0.10	$ (0.17)
Earnings / (Loss) per share, diluted	$ 6.71	$ 0.10	$ (0.17)
Weighted average number of shares outstanding, basic (Note 11)	101,183,829	96,128,173	93,735,549
Weighted average number of shares outstanding, diluted (Note 11)	101,479,072	96,281,389	93,735,549